Financial Instruments - Market Risk - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assumed weakening of foreign currencies	10.00%
Decrease in carrying value of net assets due to assumed weakening of foreign currencies	£ 781	£ 803
Decrease in net borrowings	£ 677	713
Assumed strengthening of foreign currencies	10.00%
Increase the carrying value of net assets, excluding net borrowings	£ 781	803
Increase net borrowings	677	713
Decrease in net profit	112	95
Increase in net profit	£ 112	95
Foreign currency exposure management [member]
Disclosure of detailed information about financial instruments [line items]
Hedging of highly predictable future cash flows	24 months
Foreign currency exposure management [member] | Scientific, Technical & Medical subscription businesses [member]
Disclosure of detailed information about financial instruments [line items]
Hedging of highly predictable future cash flows	50 months
Market risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of borrowings with either fixed interest rate or fixed through the use of interest rate swaps, forward rate agreements or options	62.00%
Decrease in net finance costs	£ 21	23
Increase in net finance costs	21	23
Increase in net equity		1
Decrease in net equity		£ 1
Market risk [member] | Interest Rate Derivatives [Member] | LIBOR [Member]
Disclosure of detailed information about financial instruments [line items]
Bonds issued	£ 1,713
Weighted average maturity period	4 years 6 months
Financial instruments designated as hedging instruments, Reference rate description	US dollar LIBOR (3 months)
Market risk [member] | Interest Rate Derivatives [Member] | Euribor [Member]
Disclosure of detailed information about financial instruments [line items]
Bonds issued	£ 421
Weighted average maturity period	2 years 2 months 12 days
Financial instruments designated as hedging instruments, Reference rate description	Euribor (3 months)